Federated Hermes Institutional Tax-Free Cash Trust Investment Objectives and Goals - Institutional Shares [Member] - Federated Hermes Institutional Tax-Free Cash Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information–Institutional Shares Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.